Provisions - Summary Of Changes In Asset Retirement Obligation (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Reconciliation of changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Beginning balance	₩ 611,428
Changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Ending balance	790,733	$ 547,391	₩ 611,428
Asset retirement obligation
Reconciliation of changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Beginning balance	97,772		95,179	₩ 82,717
Changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Provisions provided	4,700		5,790	6,979
Provisions used	(8,447)		(5,467)	(1,542)
Reversal of provisions unused	(314)		(957)	(1,202)
Amortization			1,551	2,412
Changes due to business combinations	4,512		218	0
Increase of restoration expense, etc.	7,105		1,458	5,815
Ending balance	₩ 106,786		₩ 97,772	₩ 95,179
Description of expected timing of outflows, other provisions	The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation – arising from leased property as of December 31, 2025, discounted byappropriate discount rate. The restoration cost is expected to occur by the end of each property’s lease period, and the Group has used average lease period for each category of leases terminated during the past years in order to rationally estimate the lease period.	The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation – arising from leased property as of December 31, 2025, discounted byappropriate discount rate. The restoration cost is expected to occur by the end of each property’s lease period, and the Group has used average lease period for each category of leases terminated during the past years in order to rationally estimate the lease period.
Description of major assumptions made concerning future events, other provisions	In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.	In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.